BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Payables	[1]	$ 186	$ 238
Recievable	[1]
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Payables		41	86
Recievable	[1]		$ 58

[1]	The Company leases office space and a production facility from the Parent Company in accordance with a sublease agreement (see Note 15 (g)).